Commitments and Contingencies (Details) a in Thousands, $ in Millions	Oct. 14, 2013 a	Dec. 31, 2015 USD ($) Drilling_Rig
Other Commitments [Line Items]
Total future payments for drilling rigs under contract | $		$ 43.4
Future payments for drilling rigs under contract, 2016 | $		29.3
Future payments for drilling rigs under contract, 2017 | $		12.1
Future payments for drilling rigs under contract, 2018 | $		$ 2.0
Horizontal Drilling Rigs
Other Commitments [Line Items]
Number of drilling rigs under contract		3
Number of drilling rigs under contract that expire in 2016		1
Number of drilling rigs under contract that expire in 2017		2
Tophole Drilling Rigs
Other Commitments [Line Items]
Number of drilling rigs under contract		2
Number of drilling rigs under contract that expire in 2016		1
Number of drilling rigs under contract that expire in 2018		1
Utica Development Agreements
Other Commitments [Line Items]
Net acres | a	50
Utica Development Agreements, terms	10 years
Period of notice prior to termination	90 days
Utica Development Agreements | Goshen and Smith Townships in Belmont County, Ohio
Other Commitments [Line Items]
Participating interest in acreage (percentage)	68.70%
Utica Development Agreements | Wayne and Washington Townships in Belmont County, Ohio
Other Commitments [Line Items]
Participating interest in acreage (percentage)	48.20%